Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Allocation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Intraperiod Tax Allocation [Abstract]
Tax expense per statements of earnings	$ (321)	$ 291	$ 375
Tax expense attributable to discontinued operations	0	1	(2)
Unrealized (loss) gain on foreign currency translation	0	30	0
Other components of other comprehensive income	(11)	1	(5)
Total income tax expense (benefit) allocated to other comprehensive income	(11)	31	(5)
Tax benefit from exercise of stock options	0	(32)	(29)
Total income tax expense	$ (332)	$ 291	$ 339